Finance lease liability - Lease Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 8,893	$ 9,362
Interest	2,012	2,365
Present value of minimum lease payments	6,881	6,997
Current	652	569
Non-current	6,229	6,428
Finance lease liabilites	6,881	6,997
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,127	1,055
Interest	475	486
Present value of minimum lease payments	652	569
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	4,992	4,524
Interest	1,323	1,468
Present value of minimum lease payments	3,669	3,056
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,774	3,783
Interest	214	411
Present value of minimum lease payments	$ 2,560	$ 3,372